Commitments and Contingencies - Additional Information (Detail) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Commitments and contingencies [line items]
Various contracts with vendors and contractors for the acquisition of plant and machinery, equipment and various civil contracts of a capital nature	₨ 96,325,000	₨ 134,853,000
Various contracts with vendors and contractors for the acquisition of intangible assets of a capital nature	2,511,000	2,030,000
Committed to contribute under the joint venture agreement	17,014,000	16,298,000
Recalling order on wages ceiling Limit of employee salary	15,000
Income tax contingent liability [member]
Commitments and contingencies [line items]
Estimated effect of contingency	6,213,000	14,633,000
Income tax contingent liability [member] | Investments accounted for using equity method [member]
Commitments and contingencies [line items]
Estimated effect of contingency	78,000	966,000
Customs, excise duty and service tax contingent liability [member]
Commitments and contingencies [line items]
Estimated effect of contingency	6,427,000	6,653,000
Customs, excise duty and service tax contingent liability [member] | Investments accounted for using equity method [member]
Commitments and contingencies [line items]
Estimated effect of contingency	11,000	11,000
Customs, excise duty and service tax demands for more [member]
Commitments and contingencies [line items]
Threshold amount of major contingency cases	1,000,000
Excise Authorities raised demand and penalty due to the classification of certain chassis [member]
Commitments and contingencies [line items]
Estimated effect of contingency	2,683,000	2,683,000
Other taxes and dues contingent liability [member]
Commitments and contingencies [line items]
Estimated effect of contingency	2,470,000	6,375,000
Other taxes and dues contingent liability [member] | Investments accounted for using equity method [member]
Commitments and contingencies [line items]
Estimated effect of contingency	8,000	71,000
Sales tax contingent liability [Member]
Commitments and contingencies [line items]
Estimated effect of contingency	14,220,000	9,621,000
Sales tax contingent liability [Member] | Investments accounted for using equity method [member]
Commitments and contingencies [line items]
Estimated effect of contingency	90,000	98,000
Sales tax demands for more [Member]
Commitments and contingencies [line items]
Threshold amount of major contingency cases	1,000,000
Sales Tax Authorities raised demand towards rejection of certain statutory forms for concessional lower/nil tax rate [Member]
Commitments and contingencies [line items]
Estimated effect of contingency	3,269,000	2,078,000
Sales Tax Authorities denied input tax credit and levied interest and penalty thereon due to varied reasons [Member]
Commitments and contingencies [line items]
Estimated effect of contingency	2,705,000	2,218,000
Sales tax authorities have raised demand for entry tax liability at various states [member]
Commitments and contingencies [line items]
Estimated effect of contingency	4,346,000	658,000
Sales Tax Authorities Have Raised Demand For Export Of Chassis Offers Body Building [Member]
Commitments and contingencies [line items]
Estimated effect of contingency	₨ 1,488,000	₨ 1,488,000